Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2017
Taxes on Income [Abstract]
Schedule of significant components of deferred tax assets and liabilities
	December 31
	2017	2016
Deferred tax assets:
Carryforward tax losses	$10,591	$11,892
Research and development credit	1,120	601
Accrued social benefits and other	909	683

	12,620	13,176
Less - valuation allowance	(12,620)	(13,176)

Net deferred tax assets	$-	$-

Schedule of components of income (loss) before income taxes
	Year ended December 31,
	2017	2016	2015

Domestic	$4,751	$3,018	$(755)
Foreign	(1,767)	(1,079)	(47)

Income (loss) before income taxes	$2,984	$1,939	$(802)

Schedule of reconciliation of theoretical tax benefit and actual tax expense
	Year ended December 31,
	2017	2016	2015

Income (loss) before income taxes, as reported in the statements of operations	$2,984	$1,939	$(802)

Statutory tax rate in Israel	24%	25%	26.5%

Theoretical tax benefit	$716	$485	$(213)

Increase (decrease) in income taxes resulting from:
Tax rate differential on foreign subsidiaries	(166)	(98)	(2)
Non-deductible expenses and other permanent differences	987	683	446
Differences in taxes arising from foreign currency exchange, net	(856)	(324)	641
Utilization of carry forward tax losses for which valuation allowance was provided	(554)	(1,102)	(451)
Withholding taxes that were deducted by the Company’s customers	32	6	121
Other	(76)	374	(421)

Income taxes	$83	$24	$121